EMPLOYEE BENEFITS - Post-employment health care benefit plan - Net periodic costs (Details) - Post-employment health care benefit plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net periodic costs of post-employment health care benefits
Current service cost	R$ 1,744	R$ 1,933	R$ 2,069
Interest expense	9,718	11,059	10,127
Net cost pension benefit	R$ 11,462	R$ 12,992	R$ 12,196